Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk, as follows:

2018
(in million pesos)
Financial assets at fair value through profit or loss	4,763
Derivative financial assets - net of current portion	140
Current portion of derivative financial assets	183
Total	5,086

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses from January 1 to December 31, 2018:

	For the year ended December 31, 2018
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances as at beginning of the year, as restated	787	7,925	474	3,212	7	925	1	75	147	1,206	1,416	13,343	14,759
Reclassifications and reversals	86	6	(48)	201	(46)	2	—	(3)	(5)	(146)	(13)	60	47
Provisions	20	3,109	172	820	44	(13)	2	2	9	27	247	3,945	4,192
Business combination/dissolution	—	—	—	—	—	—	—	—	(57)	—	(57)	—	(57)
Write-offs	—	(2,109)	—	(328)	—	—	—	—	(3)	(4)	(3)	(2,441)	(2,444)
Translation adjustments	—	—	5	1	—	—	—	—	—	—	5	1	6
Balance at end of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the year ended December 31, 2017 are as follows:

	Total	Retail Subscribers	Corporate Subscribers	Foreign Administrations	Domestic Carriers	Dealers, Agents and Others
	(in million pesos)
December 31, 2017
Balance at beginning of the year	18,788	12,588	3,827	628	134	1,611
Provisions (reversals) and other adjustments	(1,029)	(1,166)	15	310	(59)	(129)
Write-offs	(3,258)	(2,644)	(538)	—	—	(76)
Balance at end of the year	14,501	8,778	3,304	938	75	1,406
Individual impairment	10,160	5,747	3,177	104	51	1,081
Collective impairment	4,341	3,031	127	834	24	325
	14,501	8,778	3,304	938	75	1,406
Gross amount of receivables individually impaired, before deducting any impairment allowance	10,160	5,747	3,177	104	51	1,081

Trade receivables [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

As at December 31, 2018 and 2017, this account consists of receivables from:

	2018	2017
		(in million pesos)
Retail subscribers (Note 27)	19,444	17,961
Corporate subscribers (Note 27)	11,073	9,641
Foreign administrations (Note 27)	4,225	6,517
Domestic carriers (Note 27)	270	457
Dealers, agents and others (Note 27)	5,547	13,686
	40,559	48,262
Less allowance for expected credit losses/doubtful accounts (Notes 5 and 27)	16,503	14,501
	24,056	33,761